Subsequent Events (Details Narrative)																									3 Months Ended								6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 20, 2023 USD ($) shares	Apr. 19, 2023 USD ($)	Apr. 19, 2023	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 27, 2023	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Feb. 16, 2023 USD ($)	Jan. 28, 2023	Jan. 26, 2023 shares	Jan. 18, 2023 USD ($)	Jan. 06, 2023 USD ($) shares	Jan. 03, 2023 shares	Dec. 21, 2022 $ / shares shares	Dec. 20, 2022	Nov. 30, 2022 USD ($)	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) $ / shares	Sep. 15, 2022 USD ($) $ / shares shares	Apr. 03, 2022 shares	Mar. 02, 2022 USD ($) $ / shares	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($) shares	Apr. 20, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Sep. 30, 2021 shares	[1]	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares		Apr. 13, 2023 USD ($)	Mar. 30, 2023 USD ($) shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 24, 2023 EUR (€)	Feb. 22, 2023 $ / shares	Feb. 17, 2023 USD ($)	Sep. 30, 2022 USD ($)	Apr. 01, 2022 $ / shares	Jun. 02, 2021 USD ($)	Jun. 30, 2020 shares
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 100.00						$ 25.00					$ 25.00			$ 25.00
Share price | $ / shares																													$ 728					$ 728			$ 218.32
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares																												7,635					7,635			7,635	11,105		4,747												519
Common stock issued upon the exercise of stock options, shares | shares																																					140		53
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																																					$ 482.00		$ 836.99
Proceeds from exercise of pre-funded warrants																						$ 20,925											$ 6,566
Senior Notes, Noncurrent																												$ 2,265,927					$ 2,265,927			$ 2,265,927
Percentage of offering fees																																	7.00%
Goodwill impairment charges																												16,135,000					$ 16,135,000				$ 46,498,689
Common stock, shares issued | shares																																					409,229		218,961
Reverse stock split common stock, shares outstanding | shares																																					409,229		218,961
Cash consideration, exchange rates																																		20,067,871			$ 20,067,871
Accounts payable and accrued liabilities																												14,399,368					14,399,368			14,399,368	12,344,052		8,458,689
Warrants and Rights Outstanding																						$ 150,000
Conversion of Senior Convertible Note																													$ 8,243,454								10,652,648
Derivative cash liability																																	933,000,000				180,000,000
Proceeds from issuance of common stock																																		1,362,011			3,885,109
Liabilities																												61,056,560					$ 61,056,560			61,056,560	$ 68,684,240		$ 44,949,647
Number of options, granted | shares																																					11,202		4,364
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares																					2,000
Senior Convertible Note Holder [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Accrued Liabilities																																					$ 180,000,000
[custom:DebtLiabilityOutstanding-0]																												15,230,024					$ 15,230,024			15,230,024
[custom:FairValueOfDerivativeLiability-0]																												799,954					799,954			799,954
Derivative cash liability																																				933,000,000
Liabilities																												1,640,000					1,640,000			1,640,000	1,640,000
Senior Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																												1,500,000					1,500,000			1,500,000														$ 35,000,000
Warrants and Rights Outstanding																																																		$ 26,680,000
Debt Conversion, Converted Instrument, Amount																																		$ 8,243,454
Conversion of Senior Convertible Note																																					10,652,648
Derivative liability																												15,230,024					15,230,024			$ 15,230,024
Derivative cash liability																																	933,000,000				933,000,000
Series C Convertible Perpetual Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Senior Convertible Note																																					15,230,024
Debt conversion description																																				The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day of the applicable Conversion Notice (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period. “Floor Price” shall mean $0.44
Senior Notes [Member]
Subsequent Event [Line Items]
Derivative liability				$ 799,954																																	9,399,620
EEG iGaming [Member]
Subsequent Event [Line Items]
Goodwill impairment charges																												14,500,000					14,500,000				$ 14,500,000
EEG Gaming [Member]
Subsequent Event [Line Items]
Goodwill impairment charges																																	1,635,000
EEG Game Segment [Member]
Subsequent Event [Line Items]
Goodwill, Impairment Loss																												16,135,000					$ 16,135,000		$ 23,119,755
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued upon the exercise of stock options, shares | shares																															85								140	[2]
Stock Issued During Period, Shares, New Issues | shares																													3,758	[1]							11,658	[2]
Conversion of Senior Convertible Note																													$ 17								$ 25
Maximum [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																	147,589				160,315
Debt Conversion, Converted Instrument, Amount																								$ 7,500,000
Maximum [Member] | Common Stock [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares																								2,000
Minimum [Member]
Subsequent Event [Line Items]
Stockholders equity requirement amount																	$ 2,500,000
September 2022 Warrants [Member]
Subsequent Event [Line Items]
Warrants and Rights Outstanding																		$ 5,286,288	$ 5,286,288									$ 2,267,453					$ 2,267,453			$ 2,267,453
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 1.00						$ 100.00					$ 100.00			$ 100.00													$ 100.00
Proceeds from exercise of pre-funded warrants																																	$ 36,000
September 2022 Offering [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																		300,000															300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 25.00	$ 25.00									$ 25.00					$ 25.00			$ 25.00
Proceeds from exercise of pre-funded warrants																			$ 36,000														$ 5,286,288
Senior Notes, Noncurrent																												$ 4,075,991					$ 4,075,991			$ 4,075,991
Percentage of offering fees																																	7.00%
Securities Purchased under Agreements to Resell																												500,000					$ 500,000			500,000												$ 512,500
Stock Issued During Period, Shares, New Issues | shares																																	20,500
September 2022 Offering [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																												32,221,573					$ 32,221,573			$ 32,221,573
Registered Direct Offering [Member]
Subsequent Event [Line Items]
Number of shares issued | shares															70,650
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 9.37
Sale of stock percentage of ownership															4.99%	9.99%																				9.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price | $ / shares																																											$ 1.00	$ 1.00
Senior Notes, Noncurrent																				$ 2,265,928
Percentage of offering fees																				7.00%
Bid price per share | $ / shares																																														$ 1.00
Common stock, shares issued | shares											100
Reverse stock split common stock, shares outstanding | shares											100
Total purchase price consideration							$ 8,090,965
Purchase Consideration value | €																																													€ 1,650,000
Exchange rates effect							1,739,882
Holdback consideration | €																																													150,000
Exchange rates effect							158,171
Cash consideration, exchange rates							6,192,912	€ 5,872,989
Accounts payable and accrued liabilities							$ 1,306,021																																						€ 1,238,552
Subsequent Event, Description									The Amendment required the Company to deposit 50% of the proceeds from the sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also requires the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds
Debt instrument, principal amount									$ 2,950,010														$ 35,000,000
Debt instrument remaining amount																							29,150,001
Debt Instrument, Periodic Payment																							$ 2,778,427
Deferred Offering Costs																												70,650					70,650			$ 70,650
Warrants and Rights Outstanding																												178,500					178,500			178,500
Debt interest and prepaid					$ 1,073,343
Return of deposit, cash												$ 1,200,000
Proceeds from issuance of common stock	$ 1,097,586											$ 1,000,000
Reverse stock split											one-for-twenty (1-for-20) to one-for-one-hundred (1-for-100)
Reverse stock split, description										the securities by 100 and multiplying the exercise/conversion price, as the case may be, by 100.
description of business									The Amendment requires the Company to deposit 50% of the proceeds from the sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also requires the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds.
Subsequent Event [Member] | Employment Agreement [Member] | Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Loss contingency, damages sought, value													$ 1,000,000.0
Loss contingency, damages sought, shares | shares													2,000
Subsequent Event [Member] | Senior Convertible Note Holder [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																																										$ 15,230,024
Debt principle amount	450,010																								$ 450,010																$ 450,010						$ 450,010
Debt Conversion, Converted Instrument, Amount		$ 15,230,024
Accrued Liabilities	$ 2,500,000																								$ 2,500,000																$ 2,500,000						$ 2,500,000
Subsequent Event [Member] | Senior Convertible Note [Member]
Subsequent Event [Line Items]
Common stock, shares issued | shares	2,242,143																								2,242,143	2,242,143	2,242,143															2,242,143
Subsequent Event [Member] | Series C Convertible Perpetual Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Senior Convertible Note		$ 15,230,024		$ 15,230,024
Debt conversion description		The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean w	Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of this public offering. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company	Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of the Company’s next capital raise. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company
Dividend Payment Restrictions Schedule, Description		Dividends on the Series C Convertible Preferred Stock will accrue daily at a rate equal to 8.0% per annum, increasing 0.50% each 135 day anniversary from the date of issuance and be payable by way of inclusion of the Dividends in the Conversion Amount on each Conversion Date in accordance with an optional conversion or upon any redemption hereunder (including, without limitation, upon any required payment upon any Bankruptcy Triggering Event).	Dividends on the Series C Convertible Preferred Stock will accrue daily at a rate equal to 8.0% per annum, increasing 0.50% each 135 day anniversary from the date of issuance and be payable by way of inclusion of the Dividends in the Conversion Amount on each Conversion Date in accordance with an optional conversion or upon any redemption hereunder (including, without limitation, upon any required payment upon any Bankruptcy Triggering Event).
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 679,976																								$ 679,976	$ 679,976	$ 679,976	$ 32,221,573					$ 32,221,573			$ 32,221,573
Warrants and Rights Outstanding	15,910,000																								15,910,000
Debt interest and prepaid																									$ 2,950,010		$ 2,950,010
Debt conversion price percentage						90.00%
Debt instrument, fee																									450,010		450,010
Debt accrued liabilities																									$ 2,500,000	2,500,000	$ 2,500,000
Debt principle amount	19,261,583																								$ 19,261,583	19,261,583	$ 19,261,583
Debt Conversion, Converted Instrument, Amount		$ 15,230,024
Derivative liability				$ 799,954
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from exercise of pre-funded warrants																				$ 2,000,000
Subsequent Event [Member] | Common Stock [Member] | Chief Executive Officer [Member] | 2020 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of options, granted | shares														25,000
Subsequent Event [Member] | Common Stock [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt aggregate shares of common stock | shares																									2,242,143		2,242,143
Subsequent Event [Member] | Maximum [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	16,311,573																								$ 16,311,573	16,311,573	$ 16,311,573
Subsequent Event [Member] | Minimum [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 15,910,000																								$ 15,910,000	$ 15,910,000	$ 15,910,000
Subsequent Event [Member] | September 2022 Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued | shares																				300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 25.00
Share price | $ / shares																				$ 25.00
Sale of stock																				$ 7,500,000
Subsequent Event [Member] | September 2022 Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																				300,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 25.00
Common stock issued upon the exercise of stock options, shares | shares																				36,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																				$ 1.00
Proceeds from exercise of pre-funded warrants																				$ 36,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares																				45,000
Subsequent Event [Member] | September 2022 Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																				20,500
Senior Notes, Noncurrent																				$ 4,080,990
Securities Purchased under Agreements to Resell																				$ 512,500
Stock Issued During Period, Shares, New Issues | shares																				20,500
Subsequent Event [Member] | Employee Stock [Member] | Chief Executive Officer [Member] | 2020 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of options, granted | shares														25,000

[1]	Retrospectively restated for effect of stock split.
[2]	Retrospectively restated for effect of stock split.